Fair Value Measurement - Summary of liabilities measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member]	Dec. 31, 2020 USD ($)
Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	$ 25,332,518
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1
Private Placement [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	44,952,142
Private Placement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	$ 3